UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers,Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     July 31, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $166,490 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    13710   130722 SH       SOLE                    59250        0    71472
AT&T INC                       COM              00206R102     9372   225827 SH       SOLE                   111872        0   113955
BANK OF AMERICA CORPORATION    COM              060505104     6981   142796 SH       SOLE                    75430        0    67366
BIG LOTS INC                   COM              089302103    12648   429922 SH       SOLE                   191775        0   238147
BRISTOL MYERS SQUIBB CO        COM              110122108     7365   233357 SH       SOLE                   102875        0   130482
CITIGROUP INC                  COM              172967101     6337   123549 SH       SOLE                    61939        0    61610
CONAGRA FOODS INC              COM              205887102     6386   237735 SH       SOLE                   106200        0   131535
DIRECTV GROUP INC              COM              25459L106     7580   328014 SH       SOLE                   139650        0   188364
DOW CHEM CO                    COM              260543103     6634   150012 SH       SOLE                    72825        0    77187
DU PONT E I DE NEMOURS & CO    COM              263534109     6146   120883 SH       SOLE                    53175        0    67708
EASTMAN KODAK CO               CALL             277461909     6183   222172 SH       SOLE                    95125        0   127047
GENERAL MTRS CORP              COM              370442105     8738   231154 SH       SOLE                   110925        0   120229
GOODYEAR TIRE & RUBR CO        COM              382550101     9527   274071 SH       SOLE                   118675        0   155396
HEINZ H J CO                   COM              423074103     7261   152952 SH       SOLE                    73725        0    79227
ISHARES TR                     RUSSELL 2000     464287655      251     3030 SH       SOLE                        0        0     3030
KOHLS CORP                     COM              500255104     2019    28425 SH       SOLE                     5775        0    22650
LILLY ELI & CO                 COM              532457108     6351   113661 SH       SOLE                    55375        0    58286
MERCK & CO INC                 COM              589331107     7586   152323 SH       SOLE                    68675        0    83648
MIDCAP SPDR TR                 UNIT SER 1       595635103      299     1835 SH       SOLE                        0        0     1835
NUCOR CORP                     COM              670346105     9566   163100 SH       SOLE                    68675        0    94425
OFFICEMAX INC DEL              COM              67622P101     1669    42462 SH       SOLE                     8375        0    34087
ORACLE CORP                    COM              68389X105     2056   104325 SH       SOLE                    19250        0    85075
PACTIV CORP                    COM              695257105     1520    47650 SH       SOLE                    10800        0    36850
PFIZER INC                     COM              717081103     5454   213291 SH       SOLE                    91625        0   121666
RADIOSHACK CORP                COM              750438103     2143    64675 SH       SOLE                    12175        0    52500
WELLS FARGO & CO NEW           COM              949746101     5743   163295 SH       SOLE                    71925        0    91370
WEYERHAEUSER CO                COM              962166104     6965    88247 SH       SOLE                    44225        0    44022